NOTE 3 - BANK DEPOSITS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum
Debt Instrument, Interest Rate During Period	4.37%	3.93%
Debt Instrument, Term, Months	6
Maximum
Debt Instrument, Interest Rate During Period	4.78%	5.65%
Debt Instrument, Term, Months	12